Summary of Significant Accounting Policies (Acquired Intangible Assets, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2014
Domain names [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Domain names [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Source code [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Source code [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Technology [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Technology [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Non-compete agreement [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Non-compete agreement [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 years
Operating license [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Operating license [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	30 years
Trademarks [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Trademarks [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
User base [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 months
User base [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Customer relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Distributor relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Backlog [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years